Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Institutional Equity Funds, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2019
Document Creation Date	dei_DocumentCreationDate	Feb. 11, 2020